Income per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share [Abstract]
Net income	$ 9,664	$ 8,797	$ 19,102	$ 17,285
Weighted average basic shares outstanding	1,854	1,852	1,854	1,853
Add: Effect of dilutive securities	10	5
Weighted average diluted shares outstanding	1,864	1,857	1,863	1,856
Earnings per share:
Net income per basic share	$ 5.21	$ 4.75	$ 10.30	$ 9.33
Net income per diluted share	$ 5.18	$ 4.74	$ 10.25	$ 9.31